SHAREHOLDERS' EQUITY - Warrants (Details)	3 Months Ended
	Oct. 14, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Jul. 31, 2020 $ / shares shares
Warrants
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants expiration term	5 years	5 years
Warrants exercisable for cash | shares	0	0
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for filling registration statement within number of days of business combination	60 days	60 days
Closing price of share for threshold consecutive trading days	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value.	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Warrants
Redemption price per warrant	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Closing price of share for threshold trading days	20 days	20 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Share Price	$ 18.00	18.00
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Warrants
Redemption price per warrant	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Share Price	$ 10.00	$ 10.00
Common Class B [Member]
Warrants
Common Stock, Shares Authorized | shares	50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights per Share | Vote	1	1
Common Stock, Shares, Issued | shares	20,125,000	20,125,000